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Jamie Gershkow

Partner

jgershkow@stradley.com

212.404.0654

September 11, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Institutional Funds (the “Trust”)
Post-Effective Amendment No. 117 (File No. 2-80543)
Amendment No. 151 (File No. 811-03605)

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Institutional Funds (the “Trust”) certifies that:

a.

the form of Prospectus and Statement of Additional Information dated September 8, 2026 for the Stablecoin Cash Reserves Portfolio series of the Trust that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 117 to the Trust’s registration statement on Form N-1A; and

b.

the text of Post-Effective Amendment No. 117 to the Trust’s registration statement was filed with the U.S. Securities and Exchange Commission via EDGAR on September 8, 2026 (Accession No. 0001193125-26-384664) with an effective date of September 8, 2026.

Please direct any comments to the undersigned at (212) 404-0654.

Very truly yours,

/s/ Jamie M. Gershkow

Jamie M. Gershkow

cc:	Kevin P. O’Rourke
Jose J. Del Real, Esq.

Stradley Ronon Stevens & Young, LLP | stradley.com

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